Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
		Useful life (in years)
Purchase price allocation:
Cash and cash equivalents	$5,279,425
Prepaid expenses and current assets	1,135,765
Accounts receivable	2,143,957
Property and equipment, net	47,770
Rental deposit	72,431
Acquired intangible assets:
Commodities trading right	699,414
Customer relationship	1,250,813	4.3
Guarantee fund deposits	1,626,545
Total assets acquired	12,256,120

Accrued expenses and other current liabilities	(2,810,425)
Deferred tax liabilities	(487,557)
Total net assets	8,958,138
Noncontrolling interest	(9,508,295)
Goodwill	7,056,338
Total purchase price	$6,506,181
		Useful life (in years)
Purchase price allocation:
Cash and cash equivalents	$121,044
Prepaid expenses and current assets	339,296
Accounts receivable	4,912
Acquired intangible assets:
Security consulting license	598,657	15
Total assets acquired	1,063,909
Accrued expenses and other current liabilities	(274,748)
Deferred tax liabilities	(149,664)
Income tax payable	612

Total net assets	640,109
Goodwill	168,887
Total purchase price	$808,996

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Purchase price allocation:
Property and equipment, net	$199,803
Total assets acquired	199,803
Goodwill	6,544,150
Cash consideration	4,044,980
The fair value of 30% shares of CFO GB	1,760,861
The fair value of 30% shares of CFO MF	804,142
Contingent consideration of 5% shares of CFO MF	133,970
Total purchase price	$6,743,953